SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Due to related party	$ 32,171	$ 518,003
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Due to related party	32,171	512,499
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related party		$ 5,504